Private Placement (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Class A Common Stock [Member]
Private Placement (Details) [Line Items]
Warrants purchase price	$ 11.5	$ 11.5
Sponsor [Member] | Over-Allotment Option [Member]
Private Placement (Details) [Line Items]
Aggregate purchase of warrants (in Shares)		6,266,667
Sponsor [Member] | Private Placement Warrant [Member]
Private Placement (Details) [Line Items]
Aggregate purchase of warrants (in Shares)	6,266,667
Warrants purchase price	$ 1.5	$ 1.5
Gross proceeds of private placement (in Dollars)	$ 9,400,000	$ 9,400,000